Income Taxes, components of deferred income tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 106,077	$ 43,411
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	121,651	121,111
Stock-based compensation	50,563	53,330
Compensation and benefits, other	12,681	32,484
Deferred rent	20,500	16,862
Other	32,444	32,654
Gross	237,839	256,441
Less valuation allowance	(70,609)	(69,108)
Total noncurrent deferred income tax assets	167,230	187,333
Noncurrent deferred income tax liabilities
Property, plant and equipment	637,090	666,201
Licenses/intangibles	251,578	250,860
Partnership investments	136,581	127,331
Other	4,956	5,521
Total noncurrent deferred income tax liabilities	1,030,205	1,049,913
Net noncurrent deferred income tax liability	$ 862,975	$ 862,580